UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sage Asset Management, LP
Address: 500 Fifth Avenue
         Suite 930
         New York, NY  10110

13F File Number:  028-05821

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barry G. Haimes
Title:     Co-Portfolio Manager
Phone:     (212) 521-0908

Signature, Place, and Date of Signing:

 /s/   Barry G. Haimes     New York, NY     August 12, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $117,441 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3SBIO INC                      SPONSORED ADR    88575Y105     1823   104605 SH       SOLE                   104605        0        0
ACCURIDE CORP NEW              COM NEW          00439T206     4369   345900 SH       SOLE                   345900        0        0
APPLE INC                      COM              037833100     2400     7150 SH       SOLE                     7150        0        0
BANK OF AMERICA CORPORATION    COM              060505104     3288   300000 SH  PUT  SOLE                   300000        0        0
BOISE INC                      COM              09746Y105     7812  1002849 SH       SOLE                  1002849        0        0
CABOT CORP                     COM              127055101     2655    66600 SH       SOLE                    66600        0        0
CELADON GROUP INC              COM              150838100     4716   337800 SH       SOLE                   337800        0        0
CF INDS HLDGS INC              COM              125269100     2833    20000 SH  CALL SOLE                    20000        0        0
COMMERCIAL VEH GROUP INC       COM              202608105     3733   263100 SH       SOLE                   263100        0        0
DEERE & CO                     COM              244199105     2614    31700 SH       SOLE                    31700        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     1527   166500 SH       SOLE                   166500        0        0
DENDREON CORP                  COM              24823Q107     1708    43300 SH       SOLE                    43300        0        0
DOW CHEM CO                    COM              260543103     3600   100000 SH  CALL SOLE                   100000        0        0
EASTMAN CHEM CO                COM              277432100     3021    29600 SH       SOLE                    29600        0        0
EATON CORP                     COM              278058102     2866    55700 SH       SOLE                    55700        0        0
EATON CORP                     COM              278058102     5660   110000 SH  CALL SOLE                   110000        0        0
EGA EMERGING GLOBAL SHS TR     EM GLB SHS IND   268461811     1731    88142 SH       SOLE                    88142        0        0
GOOGLE INC                     CL A             38259P508     3798     7500 SH  CALL SOLE                     7500        0        0
HARDINGE INC                   COM              412324303     1467   134431 SH       SOLE                   134431        0        0
HUNT J B TRANS SVCS INC        COM              445658107     2595    55100 SH       SOLE                    55100        0        0
INDIA GLOBALIZATION CAP INC    COM              45408X100      597  1570797 SH       SOLE                  1570797        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101    10293    60000 SH  PUT  SOLE                    60000        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184     4295   100000 SH  CALL SOLE                   100000        0        0
KANSAS CITY SOUTHERN           COM NEW          485170302     2278    38400 SH       SOLE                    38400        0        0
LINCOLN ELEC HLDGS INC         COM              533900106     1233    34400 SH       SOLE                    34400        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100     3378    87700 SH       SOLE                    87700        0        0
MERITOR INC                    COM              59001K100     3218   200600 SH       SOLE                   200600        0        0
MOSAIC CO NEW                  COM              61945C103     1490    22000 SH       SOLE                    22000        0        0
MYLAN INC                      COM              628530107     3039   123200 SH       SOLE                   123200        0        0
NATIONAL OILWELL VARCO INC     COM              637071101      657     8400 SH       SOLE                     8400        0        0
ORACLE CORP                    COM              68389X105     2633    80000 SH  CALL SOLE                    80000        0        0
PATTERSON UTI ENERGY INC       COM              703481101     4109   130000 SH  CALL SOLE                   130000        0        0
PRICELINE COM INC              COM NEW          741503403     1536     3000 SH       SOLE                     3000        0        0
QUALCOMM INC                   COM              747525103     1800    31700 SH       SOLE                    31700        0        0
QUALITY DISTR INC FLA          COM              74756M102     1527   117300 SH       SOLE                   117300        0        0
ROSETTA RESOURCES INC          COM              777779307     2788    54100 SH       SOLE                    54100        0        0
RUSH ENTERPRISES INC           CL A             781846209     1226    64400 SH       SOLE                    64400        0        0
SALESFORCE COM INC             COM              79466L302     1892    12700 SH       SOLE                    12700        0        0
STARBUCKS CORP                 COM              855244109     1311    33200 SH       SOLE                    33200        0        0
TIMKEN CO                      COM              887389104     2016    40000 SH  CALL SOLE                    40000        0        0
TPC GROUP INC                  COM              89236Y104     1216    31000 SH       SOLE                    31000        0        0
WORTHINGTON INDS INC           COM              981811102      693    30000 SH  CALL SOLE                    30000        0        0